PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		Rp 114,230	Rp 103,455
Ending balance	$ 9,572	129,872	114,230
Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		248,099	232,673
Business acquisition		732	116
Additions		33,154	29,199
Deductions		(9,673)	(13,074)
Reclassifications/Translations		(5,061)	(815)
Ending balance		267,251	248,099
Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		133,869	129,218
Additions		19,383	17,488
Deductions		(8,498)	(12,267)
Reclassifications/Translations		(7,375)	(570)
Ending balance		137,379	133,869
Land rights | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,417	1,270
Business acquisition		40	89
Additions		62	59
Deductions			(1)
Ending balance		1,519	1,417
Land rights | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		268	245
Additions		31	24
Deductions			0
Reclassifications/Translations			(1)
Ending balance		299	268
Buildings | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		7,837	6,033
Business acquisition		39	10
Additions		211	311
Deductions		(3)	(3)
Reclassifications/Translations		1,718	1,486
Ending balance		9,802	7,837
Buildings | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		2,435	2,141
Additions		407	290
Deductions			(2)
Reclassifications/Translations		38	6
Ending balance		2,880	2,435
Leasehold improvements | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,116	1,036
Additions		34	13
Deductions		(25)	(37)
Reclassifications/Translations		132	104
Ending balance		1,257	1,116
Leasehold improvements | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		692	623
Additions		149	106
Deductions		(23)	(37)
Reclassifications/Translations		5
Ending balance		823	692
Switching equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		20,539	19,872
Business acquisition		69
Additions		556	218
Deductions		(977)	(160)
Reclassifications/Translations		(1,675)	609
Ending balance		18,512	20,539
Switching equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		16,690	15,261
Additions		1,393	1,590
Deductions		(977)	(160)
Reclassifications/Translations		(2,511)	(1)
Ending balance		14,595	16,690
Telegraph, telex and data communication equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,586	876
Additions			751
Deductions			(41)
Reclassifications/Translations		(3)
Ending balance		1,583	1,586
Telegraph, telex and data communication equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		333	4
Additions		416	329
Reclassifications/Translations		53
Ending balance		802	333
Transmission installation and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		126,908	124,989
Additions		2,648	2,832
Deductions		(4,489)	(12,134)
Reclassifications/Translations		14,314	11,221
Ending balance		139,381	126,908
Transmission installation and equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		64,365	65,399
Additions		11,213	10,499
Deductions		(3,642)	(11,501)
Reclassifications/Translations		(55)	(32)
Ending balance		71,881	64,365
Satellite, earth station and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		8,445	8,146
Business acquisition		573
Additions		1,233	80
Deductions		(2,202)
Reclassifications/Translations		1,251	219
Ending balance		9,300	8,445
Satellite, earth station and equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		7,098	6,706
Additions		595	415
Deductions		(2,202)
Reclassifications/Translations		(1,157)	(23)
Ending balance		4,334	7,098
Cable network | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		44,990	38,086
Additions		5,715	6,746
Deductions		(694)	(302)
Reclassifications/Translations		(2,657)	460
Ending balance		47,354	44,990
Cable network | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		20,494	19,706
Additions		2,003	1,545
Deductions		(693)	(302)
Reclassifications/Translations		(3,752)	(455)
Ending balance		18,052	20,494
Power supply | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		15,237	13,912
Additions		222	286
Deductions		(456)	(77)
Reclassifications/Translations		1,491	1,116
Ending balance		16,494	15,237
Power supply | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		10,262	9,132
Additions		1,296	1,225
Deductions		(286)	(70)
Reclassifications/Translations		2	(25)
Ending balance		11,274	10,262
Data processing equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		12,599	11,414
Business acquisition			12
Additions		715	395
Deductions		(603)	(138)
Reclassifications/Translations		666	916
Ending balance		13,377	12,599
Data processing equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		9,512	8,556
Additions		1,401	1,114
Deductions		(582)	(118)
Reclassifications/Translations		(19)	(40)
Ending balance		10,312	9,512
Other telecommunication peripherals | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		702	634
Additions		966	73
Deductions		(7)
Reclassifications/Translations			(5)
Ending balance		1,661	702
Other telecommunication peripherals | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		462	386
Additions		149	77
Deductions		(7)
Reclassifications/Translations		(1)	(1)
Ending balance		603	462
Office equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,529	1,135
Business acquisition		11	5
Additions		327	142
Deductions		(84)	(12)
Reclassifications/Translations		(146)	259
Ending balance		1,637	1,529
Office equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		940	764
Additions		215	184
Deductions		(65)	(11)
Reclassifications/Translations		26	3
Ending balance		1,116	940
Vehicles | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		522	569
Additions		355	123
Deductions		(37)	(169)
Reclassifications/Translations			(1)
Ending balance		840	522
Vehicles | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		200	179
Additions		113	88
Deductions		(21)	(66)
Reclassifications/Translations			(1)
Ending balance		292	200
CPE assets | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		22	22
Ending balance		22	22
CPE assets | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		19	17
Additions		1	2
Ending balance		20	19
Other equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		100	99
Additions			1
Reclassifications/Translations		(3)
Ending balance		97	100
Other equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		99	99
Additions		1
Reclassifications/Translations		(4)
Ending balance		96	99
Property under construction | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		4,550	4,580
Additions		20,110	17,169
Deductions		(96)
Reclassifications/Translations		(20,149)	(17,199)
Ending balance		Rp 4,415	Rp 4,550